Intangible assets and good will, net (Tables)	12 Months Ended
Dec. 31, 2019
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Intangible Assets And Good Will, Net Of Amortization
Intangible assets and good will, net of amortization as of December 31, 2019 and 2018 are follows:

	December 31, 2019	December 31, 2018
Routes	$31,911	$34,299
Trademarks	3,938	3,959
Software and webpages	158,690	84,470
Other intangible rights	2,935	83,042

Subtotal	197,474	205,770
Goodwill	308,033	308,033

Total Intangible Assets	$505,507	$513,803

Detail Of Intangible Assets
The following is the detail of intangible assets as of December 31, 2019 and 2018:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Additions (1)	—	—	—	34,751	2,099	36,850
Transfers	—	—	—	76,025	(76,025)	—
Disposals	—	—	(21)	—	—	(21)
Sale of subsidiaries	—	—	—	(50)	—	(50)

December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Accumulated Amortization and Impairment Losses:
December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Amortization for the year	—	2,388	—	36,551	6,181	45,120
Sale of subsidiaries	—	—	—	(45)	—	(45)

December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Carrying Amounts:
December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

(1)	The main acquisitions of other intangibles correspond to SAP project for $21,825, digital transformation project for $2,387, CRM project $2,179, Core System project $1,108.

The following is the detail of intangible assets as of December 31, 2018 and 2017:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2017	$314,420	$52,481	$3,938	$147,512	$8,721	$527,072

Other Acquisitions – Internally developed	—	—	21	23,888	92,726	116,635
Acquisitions / Adjustment through Business Combinations	(3,240)	—	—	—	—	(3,240)

December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Accumulated Amortization and Impairment Losses:
December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Amortization for the year	—	2,204	—	10,345	13,622	26,171

December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Carrying Amounts:
December 31, 2017	$311,273	$36,503	$3,938	$70,927	$3,938	$426,579

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

(1)	The main acquisitions of other intangibles correspond to digital transformation project for $28,567, the SAP project for $17,566, J2C project for $13,056, SOC Project for $8,848 and CRM project 5,936.

Carrying Value Of The Goodwill Allocated To The Air Transport Segment
The carrying value of the goodwill allocated to the air transport segment is as follows:

	December 31, 2019	December 31, 2018 (1)
Goodwill	$308,033	$308,033
Routes	23,463	23,463
Trademarks	3,938	3,938

(1)
Until December 31, 2018, the Group assigned goodwill and intangible assets with an indefinite life to the following Cash Generating Units (CGU): Avianca Ecuador. S.A., Grupo Taca Holdings Limited. and Tampa Cargo S.A.S. The interrelation between the companies of the air division and given that the Company manages the division as a single business unit, for the purposes of valuation for the year 2019 it has been decided to consider these companies and the rest of the air operators, as a single CGU.

Main Hypotheses Used In The Calculations Of The Value In Use
The main hypotheses used in the calculations of the value in use are as follows:

	December 31, 2019	December 31, 2018 (1)
Carrying amount of goodwill, routes and trademarks with indefinite life	$335,435	$335,435
Impairment losses	—	—
Revenue growth p.a. over planning period	2.3% to 5%	-0.6% to 9.6%
Operating income over planning period	5.2% to 8.8%	-3.0% to 17.7%
Capital expenditures over planning period	(0.2%) to 12.69%	2% to 17%
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	4.3%	4.2%
Operating Income after planning period	10.00%	8.13%
Capital expenditures after planning period	6.43%	8%
Business Enterprise Value	9,269,446	3,176,243
Discount rate	8.72%	11.7%

(1)
Until December 31, 2018, the Group assigned goodwill and intangible assets with an indefinite life to the following Cash Generating Units (CGU): Avianca Ecuador. S.A., Grupo Taca Holdings Limited. and Tampa Cargo S.A.S. The interrelation between the companies of the air division and given that the Company manages the division as a single business unit, for the purposes of valuation for the year 2019 it has been decided to consider these companies and the rest of the air operators, as a single CGU. The resulting differences between the 2018 and 2019 periods are derived from this change.